RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net realized gain (loss) on securities
Gain on settlement of securities			$ (58)
Reclassification of net realized (gain) loss on securities into earnings	3,698		3,698
Gain on settlement of securities
Net realized gain (loss) on securities
Gain on settlement of securities	(58)		(58)
Other-Than-Temporary Investment
Net realized gain (loss) on securities
Impairment	$ 3,756		$ 3,756